Property, Plant and Equipment - Disclosure of Detailed Information About Movements in Carrying Amounts of Property, Plant and Equipment (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2019	Jan. 31, 2019
Statement Line Items [Line Items]
Balance at the beginning of the period	$ 3,763	$ 4,054
Additions	605	2,137
Disposals	(29)	(2,450)
Depreciation expense	(213)	(1,082)
Reclassification from intangible assets	51
Impairment		(211)
Foreign exchange movements	14	1,315
Balance at the end of the period	4,191	3,763
Leasehold improvements [Member]
Statement Line Items [Line Items]
Balance at the beginning of the period	3,264	3,566
Additions		139
Disposals		(105)
Depreciation expense	(241)	(481)
Reclassification from intangible assets	(351)
Impairment
Foreign exchange movements	(7)	145
Balance at the end of the period	2,665	3,264
Plant, Furniture, Fittings and Motor Vehicles [Member]
Statement Line Items [Line Items]
Balance at the beginning of the period	499	488
Additions	605	1,998
Disposals	(29)	(2,345)
Depreciation expense	28	(601)
Reclassification from intangible assets	402
Impairment		(211)
Foreign exchange movements	21	1,170
Balance at the end of the period	$ 1,526	$ 499